NUVEEN MUTUAL FUNDS

SUPPLEMENT TO PROSPECTUSES

Dated November 13, 2007

Nuveen Municipal Trust Prospectus dated August 28, 2007, as supplemented October 25, 2007	Nuveen Multistate Trust IV Prospectus dated September 28, 2007

Nuveen Multistate Trust I Prospectuses dated September 28, 2007	Nuveen Investment Trust Prospectus dated October 29, 2007

Nuveen Multistate Trust II Prospectuses dated June 28, 2007, as supplemented October 25, 2007

Nuveen Investment Trust II

Prospectus dated October 19, 2006, as supplemented April 1, 2007, June 19, 2007 and June 22, 2007

Prospectus dated November 28, 2006, as supplemented April 17, 2007 and June 22, 2007

Prospectus dated November 28, 2006, as supplemented June 22, 2007

Prospectus dated July 20, 2007

Prospectus dated September 28, 2007

Nuveen Multistate Trust III Prospectus dated September 28, 2007	Nuveen Investment Trust III Prospectus dated January 29, 2007, as supplemented May 23, 2007, June 22, 2007, August 2, 2007 and September 6, 2007

Nuveen Investment Trust V Prospectus dated July 3, 2007, as supplemented August 31, 2007 and October 9, 2007	Nuveen Managed Accounts Portfolios Trust Prospectus dated May 31, 2007, as supplemented June 22, 2007

On November 13, 2007, Nuveen Investments was acquired by investors led by Madison Dearborn Partners, LLC. Madison Dearborn Partners, LLC is a private equity investment firm based in Chicago, Illinois.

The consummation of the merger (the “Transaction”) was deemed to be an “assignment” (as defined in the Investment Company Act of 1940) of the investment management agreement between each Nuveen Fund and Nuveen Asset Management (“NAM”), investment manager to each of the Funds, and, if applicable, the sub-advisory agreements of each Fund. The Transaction resulted in the automatic termination of each agreement. Each Fund, except as described below, has entered into new investment management and sub-advisory agreements, where applicable, that have been approved by shareholders of that Fund on the same terms as the previous agreements.

The new ongoing agreements have been submitted to shareholders of Nuveen NWQ Multi-Cap Value Fund, Nuveen Tradewinds Value Opportunities Fund, Nuveen Tradewinds Global All-Cap Fund and Nuveen Tradewinds International Value Fund and will take effect upon shareholder approval, which has not yet occurred. Interim agreements for each of these funds are in effect until such approval is obtained.

Merrill Lynch, as a significant member of the Madison Dearborn investor group, is now an “affiliated person” (as that term is defined in the 1940 Act) of NAM and the Funds. As a result, the Funds are generally prohibited from entering into principal transactions with Merrill Lynch and certain of its affiliates, and are subject to other limitations in transacting with Merrill Lynch. NAM and the Funds do not believe that any such prohibition or limitations will have a materially adverse effect on the Funds’ ability to pursue their investment objectives and policies.

There will be no change in the portfolio management of your Fund or in its investment objectives or policies as a result of the Transaction.

PLEASE KEEP THIS WITH YOUR FUND PROSPECTUS

FOR FUTURE REFERENCE

MGN-DEAL-1107D

NUVEEN MUTUAL FUNDS

SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION

Dated November 13, 2007

Nuveen Municipal Trust Statement of Additional Information dated August 28, 2007, as supplemented October 25, 2007	Nuveen Multistate Trust IV Statement of Additional Information dated September 28, 2007

Nuveen Multistate Trust I Statement of Additional Information dated September 28, 2007	Nuveen Investment Trust Statement of Additional Information dated October 29, 2007

Nuveen Multistate Trust II Statement of Additional Information dated June 28, 2007

Nuveen Investment Trust II

Statement of Additional Information dated October 19, 2006, as supplemented June 22, 2007

Statement of Additional Information dated November 28, 2006, as supplemented June 22, 2007

Statement of Additional Information dated November 28, 2006, as supplemented June 22, 2007

Statement of Additional Information dated July 20, 2007

Statement of Additional Information dated September 28, 2007

Nuveen Multistate Trust III Statement of Additional Information dated September 28, 2007	Nuveen Investment Trust III Statement of Additional Information dated January 29, 2007, as supplemented June 22, 2007

Nuveen Investment Trust V Statement of Additional Information dated July 3, 2007	Nuveen Managed Accounts Portfolios Trust Statement of Additional Information dated May 31, 2007, as supplemented June 22, 2007

On November 13, 2007, Nuveen Investments was acquired by investors led by Madison Dearborn Partners, LLC. Madison Dearborn Partners, LLC is a private equity investment firm based in Chicago, Illinois.

The consummation of the merger (the “Transaction”) was deemed to be an “assignment” (as defined in the Investment Company Act of 1940) of the investment management agreement between each Nuveen Fund and Nuveen Asset Management (“NAM”), investment manager to each of the Funds, and, if applicable, the sub-advisory agreements of each Fund. The Transaction resulted in the automatic termination of each agreement. Each Fund, except as described below, has entered into new investment management and sub-advisory agreements, where applicable, that have been approved by shareholders of that Fund on the same terms as the previous agreements.

The new ongoing agreements have been submitted to shareholders of Nuveen NWQ Multi-Cap Value Fund, Nuveen Tradewinds Value Opportunities Fund, Nuveen Tradewinds Global All-Cap Fund and Nuveen Tradewinds International Value Fund and will take effect upon shareholder approval, which has not yet occurred. Interim agreements for each of these funds are in effect until such approval is obtained.

Merrill Lynch, as a significant member of the Madison Dearborn investor group, is now an “affiliated person” (as that term is defined in the 1940 Act) of NAM and the Funds. As a result, the Funds are generally prohibited from entering into principal transactions with Merrill Lynch and certain of its affiliates, and are subject to other limitations in transacting with Merrill Lynch. NAM and the Funds do not believe that any such prohibition or limitations will have a materially adverse effect on the Funds’ ability to pursue their investment objectives and policies.

There will be no change in the portfolio management of your Fund or in its investment objectives or policies as a result of the Transaction.

PLEASE KEEP THIS WITH YOUR FUND STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-DEAL-1107D